UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

___________________ to _______________

Date of Report (Date of earliest event reported)_________________________

Commission File Number of securitizer: ______________________________

Central Index Key Number of securitizer: _____________________________

______________________________________________________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(1)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(1(ii)) ☐

☒ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15GA-2)

Central Index Key Number of depositor: 0002024208

Highcrest VFN Securitization 2024, LLC
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Jean-Pierre Boutin – (646) 831-5742
(Name and telephone number, including area code, of the person to contact in connection with this filing

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

HIGHCREST VFN SECURITIZATION 2024, LLC

By:	/s/ Jean-Pierre Boutin
Name:	Jean-Pierre Boutin
Title:	President and CEO

Date: May 21, 2024

PART I: REPRESENTATION AND WARRANTY INFORMATION

N/A

PART II:	FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01	Findings and Conclusions of a Third-Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99.1 hereto is a Consultant Report of CBIZ MHM, LLC with respect to its due diligence services, dated March 26, 2024, which sets forth its findings and conclusions with respect to the Highcrest Lending Corporation and Highcrest VFN Securitization 2024, LLC – Series 2024-1 transaction.

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 99.1	Consultant Report of CBIZ MHM, LLC, dated March 26, 2024, regarding its third-party due diligence Services